Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

NOTE 5 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2013 and 2012 were as follows (dollars in thousands):

	2013	2012

Cash and due from banks	$23,585	$19,388
Interest-bearing deposits in other banks	4,125	11,828

Total	$27,710	$31,216